Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Minimum Commitments under Noncancelable Operating Lease Agreements	The minimum commitments under these agreements at December 31, 2018, were as follows:

(millions)	Commitments
2019	$64.1
2020	65.5
2021	52.8
2022	24.3
2023	8.5
Thereafter	3.8
Total	$219.0

Expense Incurred for Leases	The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions)	Expense
2018	$77.3
2017	77.2
2016	72.9